Supplemental cash flow information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 14, 2025
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	¥ 2,028	¥ 1,661	¥ 350
Proceeds from short-term loans payable	3,000	1,800	1,200
Repayments of short-term loans payable	(3,041)	(1,800)	(1,200)
Repayments of lease obligations		(463)	(327)
Repayments of lease obligations	(378)	(463)	(327)
Proceeds from loan from related party	19,376	8,508	0
Repayments of loan from related party	(17,758)	(7,887)	0
Total changes from financing cash flows	1,200	158	(327)
Modification of lease term		79	(81)
New lease contracts		130	1,719
Increase by business combination	275
Interest expense	161	31	5
Interest paid	(153)	(31)	(5)
Foreign currency translation	(166)
Total liability-related other changes	449	209	1,638
Liabilities arising from financing activities at end of period	3,677	2,028	1,661
Right-of-use assets obtained in exchange for lease liabilities	1,638	79	11
Intangible assets	2,347
Next Finance Tech Co, Ltd.
Changes in liabilities arising from financing activities [abstract]
Intangible assets				¥ 5
Ordinary shares of Coincheck Parent				¥ 1,077
Aplo and 3iQ
Changes in liabilities arising from financing activities [abstract]
Ordinary shares of Coincheck Parent	13,935
Loans
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	751	0	0
Proceeds from short-term loans payable	3,000	1,800	1,200
Repayments of short-term loans payable	(3,041)	(1,800)	(1,200)
Repayments of lease obligations		0	0
Repayments of lease obligations	0
Proceeds from loan from related party	19,376	8,508
Repayments of loan from related party	(17,758)	(7,759)
Total changes from financing cash flows	1,577	749	0
Modification of lease term		0	0
New lease contracts		2	0
Increase by business combination	264
Interest expense	153	21	0
Interest paid	(145)	(21)	0
Foreign currency translation	(166)
Total liability-related other changes	438	2	0
Liabilities arising from financing activities at end of period	2,767	751	0
Promissory note- related party
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	0	0	0
Proceeds from short-term loans payable	0	0	0
Repayments of short-term loans payable	0	0	0
Repayments of lease obligations		0	0
Repayments of lease obligations	0
Proceeds from loan from related party	0	0
Repayments of loan from related party	0	(128)
Total changes from financing cash flows	0	(128)	0
Modification of lease term		0	0
New lease contracts		128	0
Increase by business combination	0
Interest expense	0	0	0
Interest paid	0	0	0
Foreign currency translation	0
Total liability-related other changes	0	128	0
Liabilities arising from financing activities at end of period	0	0	0
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	1,277	1,661	350
Proceeds from short-term loans payable	0	0	0
Repayments of short-term loans payable	0	0	0
Repayments of lease obligations		(463)	(327)
Repayments of lease obligations	(378)
Proceeds from loan from related party	0	0
Repayments of loan from related party	0	0
Total changes from financing cash flows	(378)	(463)	(327)
Modification of lease term		79	(81)
New lease contracts		0	1,719
Increase by business combination	11
Interest expense	8	10	5
Interest paid	(8)	(10)	(5)
Foreign currency translation	0
Total liability-related other changes	11	79	1,638
Liabilities arising from financing activities at end of period	¥ 910	¥ 1,277	¥ 1,661